CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED)	9 Months Ended
Sep. 30, 2017 USD ($)
Cash flows from operating activities:
Net income/( loss)	$ (1,595,806)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest/dividend income received in the Trust Account	(1,658,037)
Change in operating assets and liabilities:
Accrued interest/dividends receivable held in Trust Account	(39,744)
Prepaid expenses	153,541
Accrued expenses	2,645,284
Net cash used in operating activities	(494,762)
Cash flows from financing activities:
Payment of offering costs	(427,578)
Net cash provided by/(used) in financing activities	(427,578)
Net change in cash	(922,340)
Cash at beginning of period	1,040,068
Cash at end of period	117,728
Supplemental disclosure of non-cash financing activities:
Change in ordinary shares subject to possible redemption	$ (1,595,810)